[LETTERHEAD OF THACHER PROFFITT & WOOD LLP]



                                                                 January 6, 2006

Securities and Exchange Commission
Filing Desk - Division of Corporation Finance
100 F Street, N.E.
Washington, D.C.  20549

Attention: Filing Desk

     Credit Suisse First Boston Mortgage Securities Corp.
     Registration Statement on Form S-3 relating to Conduit Mortgage and Manufactured Housing Contract Pass-Through Certificates, to be
     COMBINED WITH REGISTRATION STATEMENT NO. 333-127872 PURSUANT TO RULE 429
     ------------------------------------------------------------------------

Ladies and Gentlemen:

     On behalf of Credit Suisse First Boston Mortgage Securities Corp. (the "Registrant"), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3. In addition, payment of the filing fee, in the amount of $107.00 has been made to you on behalf of the Registrant by wire transfer in federal same day funds.

     The primary objectives of the above-captioned Registration Statement are to register an additional $1,000,000 of Conduit Mortgage and Manufactured Housing Contract Pass-Through Certificates and to incorporate revisions relating to Regulation AB. The filing is intended, upon effectiveness, to be combined with Registration Statement No. 333-127872 pursuant to Rule 429 under the Securities Act of 1933, as amended. It is our understanding that pending effectiveness of the captioned filing, the Registrant will continue to be able to utilize such Registration Statement in its current form, up to the amount remaining on that shelf registration.

     If you require any additional  information,  please call the undersigned at
(212) 912-7450 or Rob Olin at (212) 912-8387.

                                                       Very truly yours,

                                                       /s/ Stephen S. Kudenholdt


                                                           Stephen S. Kudenholdt


Copy with enclosures to:

Hanna Teshome
Division of Corporation Finance